RELATED PARTIES AND OTHER RELATIONSHIPS - Schedule of Related Party Activities (Details) - SuperValu Inc - Affiliated entity - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Related Party Transaction [Line Items]
Supply agreements included in Cost of sales	$ 1,064.8	$ 1,674.7	$ 1,749.1
Selling and administrative expenses	40.7	119.4	157.1
Total	$ 1,105.5	$ 1,794.1	$ 1,906.2